Non-current financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Non-current financial assets at fair value through profit or loss
12.	Non-current financial assets at fair value through profit or loss

	December 31, 2018	December 31, 2018
	NT$000	US$000
Financial assets mandatorily measured at fair value through profit or loss
Foreign partnership interests	10,940	358
Valuation adjustment	531	17

	11,471	375

Amounts recognized in profit or loss in relation to the financial assets at fair value through profit or loss are listed below:

	2018	2018
	NT$000	US$000
Financial assets mandatorily measured at fair value through profit or loss
Foreign partnership interests	38	1
Beneficiary certificates*	1,396	46
Derivative instruments	51	2

	1,485	49

*	Beneficiary certificates represent money market funds the Company held during the reporting period. As of December 31, 2018, there were no beneficiary certificates classified as FVTPL.

No financial assets at fair value through profit or loss were pledged to others.

Information about the fair value measurement is provided in Note 35 c).

Information about the financial assets at fair value through profit or loss as of December 31, 2017 is provided in Note 41.